Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0000883948
Registrant Name	Atlantic Union Bankshares Corp
Registration File Number	333-281290
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES